JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK INVESTORS TRUST
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK COLLATERAL TRUST	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK CURRENT INTEREST	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK EXCHANGE-TRADED FUND TRUST JOHN HANCOCK FUNDS II	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND
JOHN HANCOCK FUNDS III	JOHN HANCOCK VARIABLE INSURANCE TRUST
JOHN HANCOCK INVESTMENT TRUST

Supplement dated March 18, 2020 to the current Prospectus, as may be supplemented (the Prospectus)

Effective immediately, the following disclosure is added to, or replaces similar disclosure in, Economic and market events risk.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK INVESTORS TRUST
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK COLLATERAL TRUST	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK CURRENT INTEREST	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK EXCHANGE-TRADED FUND TRUST JOHN HANCOCK FUNDS II	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND
JOHN HANCOCK FUNDS III	JOHN HANCOCK VARIABLE INSURANCE TRUST
JOHN HANCOCK INVESTMENT TRUST

Supplement dated March 18, 2020 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective immediately, the following disclosure is added to, or replaces similar disclosure in, Market Events risk.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.